Revenue	12 Months Ended
Apr. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue

16. Revenue

	April 30, 2023	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	SGD	USD
Disaggregation of revenue
- Electrical works and installation services	21,022,421	22,766,161	11,902,567	9,117,946
- Ad-hoc services	838,739	1,435,673	3,455,820	2,647,327
	21,861,160	24,201,834	15,358,387	11,765,273
Timing of transfer of goods and services
- Over time	21,022,421	22,766,161	11,902,567	9,117,946
- Point in time	838,739	1,435,673	3,455,820	2,647,327
	21,861,160	24,201,834	15,358,387	11,765,273